Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Total income before income taxes	$ 231,523	$ 219,332	$ 219,521
Foreign [Member]
Income Tax [Line Items]
Total income before income taxes	12,713	(2,328)	(1,950)
United States [Member]
Income Tax [Line Items]
Total income before income taxes	$ 218,810	$ 221,660	$ 221,471